Property and Equipment Property and Equipment Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Interest Costs Capitalized	$ 6	$ 2	$ 12